Effective immediately, Appendix C - Share Ownership is restated in its entirety as follows:

APPENDIX C - SHARE OWNERSHIP

Ownership By Trustees and Officers

As of March 31, 2012, the Trustees and officers of the Trust as a group owned less than 1% of any class of each Fund's shares. The Board of Trustees has adopted a policy requiring that each Non-Interested Trustee shall have invested on an aggregate basis, within two years of membership on the Board of Trustees, an amount equal to his or her prior calendar year’s base retainer and meeting attendance fees in shares of the funds in the MFS Family of Funds.

The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and, on an aggregate basis, in the funds in the MFS Family of Funds, as of December 31, 2011.

The following dollar ranges apply:

N. None
A. $1 – $10,000
B. $10,001 – $50,000
C. $50,001 – $100,000
D. Over $100,000

Name of Trustee                                           Dollar Range of Equity Securities in the Funds
N/A(1)                                                                N

(1)Because the funds serve as underlying investment vehicles for variable annuity and life contracts, the Trustees are not eligible to invest directly in the funds. Therefore, no Trustee owned shares of a fund.  Aggregate dollar range of equity securities in all MFS Funds overseen by each Trustee is D for all Trustees.

25% or Greater Ownership

The following table identifies those investors who own beneficially 25% or more of a Fund‘s voting shares as of March 31, 2012. Shareholders who own beneficially 25% or more of a Fund's shares may have a significant impact on any shareholder vote of the Fund.

MFS CORE EQUITY SERIES

HARTFORD LIFE & ANNUITY INSURANCE	37.11%
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

MFS GLOBAL EQUITY SERIES

HARTFORD LIFE & ANNUITY INSURANCE	55.29%
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

MFS HIGH INCOME SERIES

HARTFORD LIFE & ANNUITY INSURANCE	67.84%
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE INSURANCE COMPANY	25.99%
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

MFS INVESTORS GROWTH STOCK SERIES

IDS LIFE INSURANCE COMPANY	29.15%
RAVA-1MG-AMERICAN EXPRESS
222 AXP FINANCIAL CENTER
MINNEAPOLIS MN 55474-0001

MFS INVESTORS TRUST SERIES

HARTFORD LIFE & ANNUITY INSURANCE	51.01%
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

MFS MID CAP GROWTH SERIES

HARTFORD LIFE & ANNUITY INS CO	55.09%
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

MFS NEW DISCOVERY SERIES

HARTFORD LIFE & ANNUITY INSURANCE	31.15%
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

MFS RESEARCH BOND SERIES

HARTFORD LIFE & ANNUITY	43.24%
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

PROTECTIVE VARIABLE ANNUITY	38.40%
PO BOX 2606
BIRMINGHAM AL 35202-2606

MFS RESEARCH INTERNATIONAL SERIES

HARTFORD LIFE & ANNUITY	34.72%
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

MFS STRATEGIC INCOME SERIES

AMERITAS LIFE INSURANCE CORP	41.45%
5900 O ST
LINCOLN NE 68510-2234

KANSAS CITY LIFE INSURANCE COMPANY	25.27%
PO BOX 219139
KANSAS CITY MO 64121-9139

MFS TOTAL RETURN SERIES

HARTFORD LIFE & ANNUITY INSURANCE CO	42.07%
SEPARATE ACCOUNT SEVEN
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

MFS UTILITIES SERIES

THE LINCOLN NATIONAL LIFE INS CO	44.04%
LINCOLN FINANCIAL GROUP
1300 S CLINTON ST
FORT WAYNE IN 46802-3506

MFS VALUE SERIES

NATIONWIDE LIFE INS CO (NWVAII)	32.58%
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS OH 43218-2029

HARTFORD LIFE & ANNUITY	29.71%
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

5% or Greater Ownership of Share Class

The following table identifies those investors who own of record or are known by a Fund to own beneficially 5% or more of any class of a Fund‘s outstanding shares as of March 31, 2012. All holdings are beneficially owned unless otherwise indicated.

MFS CORE EQUITY SERIES

HARTFORD LIFE & ANNUITY INSURANCE	39.42% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

UNITED OF OMAHA LIFE INSURANCE COMPANY	15.03% OF INITIAL CLASS
ATTN PRODUCT ACCOUNTING
1 SW SECURITY BENEFIT PL
TOPEKA KS 66636-1000

HARTFORD LIFE INSURANCE COMPANY	16.01% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

AMERICAN FRANKLIN LIFE INSURANCE CO	11.29% OF INITIAL CLASS
C/O AMERICAN GENERAL LIFE INSUR CO
ATTN DEBBIE KERAI
PO BOX 1591
HOUSTON TX 77251-1591

LINCOLN LIFE ACCOUNT M, LVUL-DB	7.86 INITIAL CLASS
LINCOLN LIFE MUT FD ADMN AREA 6H-02	68.26% OF SERVICE CLASS
1300 S CLINTON ST
FORT WAYNE IN 46802-3506

AMERICAN GENERAL LIFE INS CO	5.83% OF INITIAL CLASS
2929 ALLEN PARKWAY STE A6-20
HOUSTON TX 77019-7117

GUARDIAN INSURANCE & ANNUITY CO INC	23.09% OF SERVICE CLASS
ATTN PAUL IANNELLI 3-S
3900 BURGESS PL
BETHLEHEM PA 18017-9097

UNITED OF OMAHA LIFE INSURANCE COMPANY	6.17% OF SERVICE CLASS
ATTN PRODUCT ACCOUNTING
1 SW SECURITY BENEFIT PL
TOPEKA KS 66636-1000

MFS GLOBAL EQUITY SERIES

HARTFORD LIFE & ANNUITY INSURANCE CO.	59.90% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE INSURANCE COMPANY	17.02% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

PARAGON LIFE INSUR	16.66% OF INITIAL CLASS
13045 TESSON FERRY RD #A2-10
SAINT LOUIS MO 63128-3407

SEPARATE ACCOUNT 65 OF EQUITABLE	65.40% OF SERVICE CLASS
LIFE ASSURANCE SOCIETY OF THE US
1290 AVENUE OF THE AMERICAS
NEW YORK NY 10104-0101

PRINCIPAL LIFE INSURANCE CO	32.20% OF SERVICE CLASS
711 HIGH STREET G-012-S41
DES MOINES IA 50392-9992

MFS GROWTH SERIES

PRUCO LIFE OF ARIZONA	18.59% OF INITIAL CLASS
FLEXIBLE PREMIUM VAR ANNUITY ACCT
ATTN KATHY MCCLUNN SEP A/C IIG
213 WASHINGTON ST FL 7
NEWARK NJ 07102-2917

MERRILL LYNCH LIFE INSURANCE CO	14.75% OF INITIAL CLASS
4333 EDGEWOOD RD NE
MS 4410
CEDAR RAPIDS IA 52499-0001

HARTFORD LIFE & ANNUITY INSURANCE	13.16% OF INITIAL CLASS
ATTN UIT OPERATIONS	9.61% OF SERVICE CLASS
PO BOX 2999
HARTFORD CT 06104-2999

UNION CENTRAL LIFE INSURANCE COMPANY	6.89% OF INITIAL CLASS
GROUP ANNUITY MUTUAL FUNDS - STATION 3
1876 WAYCROSS ROAD
CINCINNATI OH 45240-2899

LINCOLN LIFE ACCOUNT M, LVUL-DB	8.06% OF INITIAL CLASS
LINCOLN LIFE MUT FD ADMN AREA 6H-02	30.77% OF SERVICE CLASS
1300 S CLINTON ST
FORT WAYNE IN 46802-3506

PROTECTIVE VARIABLE ANNUITY	15.22% OF SERVICE CLASS
2801 HIGHWAY 280 S
BIRMINGHAM AL 35223-2407

NATIONWIDE LIFE INS CO (NWPP)	31.81% OF SERVICE CLASS
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS OH 43218-2029

PRINCIPAL LIFE INSURANCE CO	7.85% OF SERVICE CLASS
711 HIGH STREET G-012-S41
DES MOINES IA 50392-9992

GUARDIAN INSURANCE & ANNUITY CO	5.02% OF SERVICE CLASS
ATTN PAUL IANNELLI/EQUITY ACTG 3-S
3900 BURGESS PL
BETHLEHEM PA 18017-9097

MFS HIGH INCOME SERIES

HARTFORD LIFE & ANNUITY INSURANCE	69.26% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE INSURANCE COMPANY	26.53% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

LINCOLN BENEFIT LIFE	96.24% SERVICE CLASS
ALLSTATE LIFE INSURANCE CO
ATTN ACCOUNTING COE
544 LAKEVIEW PARKWAY
VERNON HILLS IL 60061-1826

MFS INVESTORS GROWTH STOCK SERIES

HARTFORD LIFE & ANNUITY INSURANCE	68.82% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE INSURANCE COMPANY	15.09% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

PROTECTIVE VARIABLE ANNUITY	6.22% OF INITIAL CLASS
PO BOX 2606	22.86% OF SERVICE CLASS
BIRMINGHAM AL 35202-2606

NATIONWIDE LIFE INS CO (NWVLI4)	6.23% OF INITIAL CLASS
PO BOX 182029
COLUMBUS OH 43218-2029

IDS LIFE INSURANCE COMPANY	38.09% OF SERVICE CLASS
RAVA-1MG-AMERICAN EXPRESS
222 AXP FINANCIAL CENTER
MINNEAPOLIS MN 55474-0001

MINNESOTA LIFE	15.02% OF SERVICE CLASS
400 ROBERT ST N # A6-5216
SAINT PAUL MN 55101-2037

MFS INVESTORS TRUST SERIES

HARTFORD LIFE & ANNUITY INSURANCE	59.75% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE INSURANCE COMPANY	21.80% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

PROTECTIVE VARIABLE ANNUITY	50.64% OF SERVICE CLASS
2801 HIGHWAY 280 S
BIRMINGHAM AL 35223-2407

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (NYLIAC)	13.65% OF SERVICE CLASS
ATTN ASHESH UPADHYAY
169 LACKAWANNA AVE
PARSIPPANY NJ 07054-1007

GE LIFE ANNUITY ASSURANCE COMPANY	9.26% OF SERVICE CLASS
ATTN VARIABLE ACCOUNTING
6610 W BROAD ST
BLDG 3, 5TH FLOOR
RICHMOND VA 23230-1702

AXA EQUITABLE LIFE INSURANCE CO	7.85% OF SERVICE CLASS
1290 AVENUE OF THE AMERICAS
NEW YORK NY 10104-1472

SUN LIFE ASSURANCE CO CANADA (US)	5.75% OF SERVICE CLASS
PO BOX 9134
WELLESLEY HLS MA 02481-9134

MFS MID CAP GROWTH SERIES

HARTFORD LIFE & ANNUITY INS CO	75.24% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE INSURANCE COMPANY	24.71% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

OHIO NATIONAL LIFE INSURANCE CO	76.23% OF SERVICE CLASS
FBO SEPARATE ACCOUNTS
1 FINANCIAL WAY
CINCINNATI OH 45242-5851

NATIONWIDE LIFE INS CO	9.13% OF SERVICE CLASS
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS OH 43218-2029

ALLMERICA FINANCIAL INSURANCE AND ANNUITY COMPANY	6.88% OF SERVICE CLASS
PRODUCT VALUATION
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-1000

MINNESOTA LIFE	5.28% OF SERVICE CLASS
400 ROBERT ST N # A6-5216
SAINT PAUL MN 55101-2037

MFS NEW DISCOVERY SERIES

HARTFORD LIFE & ANNUITY INSURANCE	59.35% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE INSURANCE COMPANY	20.45% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

IDS LIFE INSURANCE COMPANY	22.98% OF SERVICE CLASS
RAVA-1MD-AMERICAN EXPRESS
222 AXP FINANCIAL CENTER
MINNEAPOLIS MN 55474-0001

AUSA LIFE INSURANCE CO	22.20% OF SERVICE CLASS
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA 52499-0001

PROTECTIVE VARIABLE ANNUITY	20.26% OF SERVICE CLASS
2801 HIGHWAY 280 S
BIRMINGHAM AL 35223-2407

TRANSAMERICA LANDMARK VAR ANNUITY	12.61% OF SERVICE CLASS
ATTN: FMG ACCOUNTING MS 4410
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA 52499-0001

GE LIFE ANNUITY ASSURANCE COMPANY	7.17% OF SERVICE CLASS
ATTN VARIABLE ACCOUNTING
6610 W BROAD ST BLDG 3, 5TH FLOOR
RICHMOND VA 23230-1702

OHIO NATIONAL LIFE INSURANCE CO	5.70% OF SERVICE CLASS
1 FINANCIAL WAY
CINCINNATI OH 45242-5851

MINNESOTA LIFE	5.29% OF SERVICE CLASS
400 ROBERT ST N # A6-5216
SAINT PAUL MN 55101-2037

MFS RESEARCH BOND SERIES

HARTFORD LIFE & ANNUITY INSURANCE CO.	72.78% OF INITIAL CLASS
ATTN UIT OPERATIONS	49.75% OF SERVICE CLASS
PO BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE INS CO	19.69% OF INITIAL ACCOUNT
ATTN UIT OPERATIONS	5.02% OF SERVICE ACCOUNT
PO BOX 2999
HARTFORD CT 06104-2999

KANSAS CITY LIFE INSURANCE COMPANY	5.17% OF INITIAL CLASS
ATTN: DEBRA KARR
PO BOX 219139
KANSAS CITY MO 64121-9139

PROTECTIVE VARIABLE ANNUITY	28.14% OF SERVICE CLASS
PO BOX 2606
BIRMINGHAM AL 35202-2606

TRANSAMERICA LIFE INSURANCE CO	8.84% OF SERVICE CLASS
4333 EDGEWOOD RD NE
ATTN: FMG ACCOUNTING MS 4410
CEDAR RAPIDS IA 52499-0001

GUARDIAN INSURANCE & ANNUITY CO	8.22% OF SERVICE CLASS
ATTN PAUL IANNELLI/EQUITY ACTG 3-S
3900 BURGESS PL
BETHLEHEM PA 18017-9097

MFS RESEARCH INTERNATIONAL SERIES

HARTFORD LIFE & ANNUITY INSURANCE CO	46.01% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

AMERITAS LIFE INSURANCE CORP	28.59% OF INITIAL CLASS
5900 O ST
LINCOLN NE 68510-2234

HARTFORD LIFE INS CO SEPARATE ACCOUNT	21.41% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

SECURITY BENEFIT LIFE INSURANCE CO	87.94% OF SERVICE CLASS
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-1000

PRINCIPAL LIFE INSURANCE CO	6.38% OF SERVICE CLASS
711 HIGH STREET G-012-S41
DES MOINES IA 50392-9992

MFS RESEARCH SERIES

HARTFORD LIFE & ANNUITY INSURANCE CO	20.52% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

PRUCO LIFE OF ARIZONA	10.55% OF INITIAL CLASS
ATTN KATHY MCCLUNN SEP A/C IIG
213 WASHINGTON ST FL 7
NEWARK NJ 07102-2917

PROTECTIVE VARIABLE ANNUITY	8.10% OF INITIAL CLASS
PO BOX 2606	17.19% OF SERVICE CLASS
BIRMINGHAM AL 35202-2606

THE LINCOLN NATIONAL LIFE INS CO	8.06% OF INITIAL CLASS
1300 S CLINTON ST
FORT WAYNE IN 46802-3506

NEW YORK LIFE INSURANCE AND ANNUITY	7.86% OF INITIAL CLASS
CORPORATION (NYLIAC)	69.88% OF SERVICE CLASS
169 LACKAWANNA AVE
PARSIPPANY NJ 07054-1007

TRANSAMERICA LIFE INSURANCE CO	6.93% OF SERVICE CLASS
ATTN: FMG ACCOUNTING MD 4410
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA 52499-0001

KANSAS CITY LIFE INSURANCE COMPANY	6.82% OF INITIAL CLASS
ATTN: DEBRA KARR
PO BOX 219139
KANSAS CITY MO 64121-9139

MFS STRATEGIC INCOME SERIES

AMERITAS LIFE INSURANCE CORP	51.23% OF INITIAL CLASS
5900 O ST
LINCOLN NE 68510-2234

KANSAS CITY LIFE INSURANCE COMPANY	31.24% OF INITIAL CLASS
ATTN: DEBRA KARR
PO BOX 219139
KANSAS CITY MO 64121-9139

UNITED OF OMAHA LIFE INSURANCE COMPANY	7.34% OF INITIAL CLASS
ATTN PRODUCT ACCOUNTING
1 SW SECURITY BENEFIT PL
TOPEKA KS 66636-1000

CUNA MUTUAL	5.51% OF INITIAL CLASS
ATTN B & C VICKI FOELSKE
2000 HERITAGE WAY
WAVERLY IA 50677-9208

GUARDIAN INSURANCE & ANNUITY CO	92.33% OF SERVICE CLASS
3900 BURGESS PLACE
BETHLEHEM PA 18017-9097

GE CAPITAL LIFE ASSURANCE CO OF NY	5.92% OF SERVICE CLASS
ATTN VARIABLE ACCOUNTING
6610 W BROAD ST BLDG 3, 5TH FLOOR
RICHMOND VA 23230-1702

MFS TOTAL RETURN SERIES

HARTFORD LIFE & ANNUITY INSURANCE CO	60.94% OF INITIAL CLASS
SEPARATE ACCOUNT SEVEN	8.10% OF SERVICE CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE INSURANCE COMPANY	21.83% OF INTIAL CLASS
SEPARATE ACCOUNT SEVEN
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

LINCOLN LIFE	33.63% OF SERVICE CLASS
1300 S CLINTON ST
FORT WAYNE IN 46802-3506

TRANSAMERICA LIFE INSURANCE CO	10.72% OF SERVICE CLASS
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA 52499-0001

PROTECTIVE VARIABLE ANNUITY	9.63% OF SERVICE CLASS
2801 HIGHWAY 280 S
BIRMINGHAM AL 35223-2407

GE LIFE ANNUITY ASSURANCE COMPANY	7.80% OF SERVICE CLASS
6610 W BROAD ST
BLDG 3, 5TH FLOOR
RICHMOND VA 23230-1702

OHIO NATIONAL LIFE INSURANCE CO	7.72% OF SERVICE CLASS
1 FINANCIAL WAY
CINCINNATI OH 45242-5851

SECURITY BENEFIT LIFE INSURANCE CO	5.40% OF SERVICE CLASS
C/O VARIABLE ANNUITY DEPT
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-1000

MFS UTILITIES SERIES

THE LINCOLN NATIONAL LIFE INS CO	67.69% OF INITIAL ACCOUNT
1300 S CLINTON ST
FORT WAYNE IN 46802-3506

AMERITAS LIFE INSURANCE CORP	8.64% OF INITIAL CLASS
5900 O ST
LINCOLN NE 68510-2234

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (NYLIAC)	6.59% OF INITIAL CLASS
169 LACKAWANNA AVE
PARSIPPANY NJ 07054-1007

IDS LIFE INSURANCE COMPANY	35.72% OF SERVICE CLASS
RAVA SELECT 4UT
222 AXP FINANCIAL CENTER
MINNEAPOLIS MN 55474-0002

LINCOLN LIFE ACCOUNT M, LVUL-DB	28.46% OF SERVICE CLASS
LINCOLN LIFE MUT FD ADMN AREA 6H-02
1300 S CLINTON ST
FORT WAYNE IN 46802-3506

GUARDIAN INSURANCE & ANNUITY CO INC	5.99% OF SERVICE CLASS
ATTN PAUL IANNELLI 3-S
3900 BURGESS PL
BETHLEHEM PA 18017-9097

AXA EQUITABLE LIFE INSURANCE CO	5.74% OF SERVICE CLASS
1290 AVENUE OF THE AMERICAS
NEW YORK NY 10104-1472

SECURITY BENEFIT LIFE INSURANCE CO	5.31% OF SERVICE CLASS
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-1000

MFS VALUE SERIES

HARTFORD LIFE & ANNUITY	62.68% OF INITIAL CLASS
ATTN UIT OPERATIONS	16.01% OF SERVICE CLASS
PO BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE INSURANCE	18.44% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (NYLIAC)	5.53% OF INITIAL CLASS
ATTN ASHESH UPADHYAY
169 LACKAWANNA AVE
PARSIPPANY NJ 07054-1007

PRUDENTIAL TOLI ALABAMA POWER	5.17% OF INITIAL CLASS
290 W MOUNT PLEASANT AVE
LIVINGSTON NJ 07039-2729

NATIONWIDE LIFE INS CO	44.15% OF SERVICE CLASS
PO BOX 182029
COLUMBUS OH 43218-2029

PROTECTIVE VARIABLE ANNUITY	21.60% OF SERVICE CLASS
2801 HIGHWAY 280 S
BIRMINGHAM AL 35223-2407

MINNESOTA LIFE	12.76% OF SERVICE CLASS
400 ROBERT ST N # A6-5216
SAINT PAUL MN 55101-2037